FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [abstract]
Financial assets	$ 149,039	$ 74,980
Disclosure of financial liabilities [abstract]
Financial liabilities	313,400	356,376
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Amortised cost	312,696	356,736
Less: Transferred to asset of disposal group classified as held for sale (Note 38)	0	(360)
Financial liabilities	312,696	356,376
Derivative instruments designated in hedge accounting relationships [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities	704	0
Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets at amortised cost (2017: Loans and receivables)	143,058	74,598
Less: Transferred to asset of disposal group classified as held for sale (Note 38)	0	(76)
Financial assets	143,058	74,522
Derivatives [member]
Disclosure of financial assets [abstract]
Financial assets	$ 5,981	$ 458